SELECTED STATEMENTS OF INCOME DATA (Schedule of Selected Statements of Income Data) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financial expenses:
Interest on long-term debt	$ (67)	$ (79)	$ (36)
Interest on short-term and long-term bank credit and bank charges	(314)	(414)	(370)
Total financial expenses	(381)	(493)	(406)
Financial income:
Interest on short-term and long-term bank deposits	$ 54	$ 141	337
Foreign exchange derivative instruments			39
Foreign exchange gains, net	$ 969	$ 2,331	89
Total financial income	1,023	2,472	465
Financial expenses (income), net	$ 642	$ 1,979	$ 59